Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company has developed a plastic pouch for the packaging of alcohol under the marks Pocketshot and Pocket Shot. The Company (the Licensor) entered into an initial agreement dated August 10, 2005 with Frank-Lin Distillers, Ltd (the Licensee) to fill and package the Company’s product. The initial term of the agreement was for five years. The agreement automatically renews for succeeding terms of two years each unless either party has given a written notice of its election to terminate the agreement at least one hundred, eighty calendar days prior to the end of any initial or extended term.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company has developed a plastic pouch for the packaging of alcohol under the marks Pocketshot and Pocket Shot. The Company (the Licensor) entered into an initial agreement dated August 10, 2005 with Frank-Lin Distillers, Ltd (the Licensee) to fill and package the Company’s product. The initial term of the agreement was for five years. The agreement automatically renews for succeeding terms of two years each unless either party has given a written notice of its election to terminate the agreement at least one hundred, eighty calendar days prior to the end of any initial or extended term.